Notes Related to the Consolidated Statements of Financial Position - Summary of Shareholders' Equity (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance	17,937,559	8,732,648	7,924,611
Follow-on offering			793,877
Exercise of share warrants		17,200	14,160
Free shares / Stock options / Share warrants		7,574
Private placement with institutional investors in April		3,000,000	793,877
Initial public offering shares issued		6,180,137
Free shares	2,476
Ending balance	17,940,035	17,937,559	8,732,648
United States [member]
Disclosure of classes of share capital [line items]
Initial public offering shares issued		6,180,137